6. Convertible Debentures (Details) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 07, 2016	Dec. 08, 2015	Sep. 08, 2015	Jul. 31, 2016	Jul. 31, 2015	Apr. 30, 2016	Apr. 30, 2015	May 23, 2014	May 21, 2014	Dec. 17, 2013
Proceeds from convertible debenture				$ 145,000			$ 77,500
Interest expense				4,385	$ 10,339	$ 19,655	133,146
Convertible Debenture, Unamortized Discount				91,573			6,982
Debt Conversion, Original Debt, Amount							28,500
Loss on extinguishment of debt				(4,505)	(126)
Gain (Loss) on change in fair value of derivative liability				$ (237,379)	199,600	$ 90,324	(431,203)
Accrued Interest
Debt Conversion, Original Debt, Amount							$ 760
Common Stock
Debt Conversion, Converted Instrument, Shares Issued							214,035
Convertible Debenture One
Proceeds from convertible debenture							$ 32,500
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Interest on Overdue Principal After Default										22.00%
Debt Instrument, Convertible, Terms of Conversion Feature				After 180 days or June 15, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.		After 180 days or June 15, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.
Interest expense				$ 16,250		$ 16,250
Convertible Debenture, Unamortized Discount										$ 32,500
Debt Instrument, Face Amount										$ 32,500
Debt Conversion, Original Debt, Amount							$ 39,130
Long-term Debt, Gross				$ 0		9,620
Convertible Debenture One | Accrued Interest
Long-term Debt, Gross						6,270
Convertible Debenture One | Common Stock
Debt Conversion, Converted Instrument, Shares Issued							595,667
Convertible Debenture Two
Proceeds from convertible debenture						$ 37,500	$ 37,500
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Debt Instrument, Convertible, Terms of Conversion Feature				. After 180 days or November 17, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.		After 180 days or November 17, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.
Convertible Debenture, Unamortized Discount									$ 37,500
Debt Instrument, Face Amount									$ 37,500
Debt Conversion, Original Debt, Amount	$ 5,967	$ 2,805		$ 8,368		$ 8,772	2,920
Long-term Debt, Gross				$ 17,440		$ 25,808	$ 34,580
Debt Instrument, Maturity Date						Feb. 23, 2015
Convertible Debenture Two | Common Stock
Debt Conversion, Converted Instrument, Shares Issued	1,300,000	550,000		3,217,352		1,850,000	360,000
Convertible Debenture Three
Proceeds from convertible debenture							$ 40,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Debt Instrument, Convertible, Terms of Conversion Feature				After 180 days or November 19, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 55% of the lowest trading price of the Company's common shares for the past 15 trading days prior to notice of conversion.		After 180 days or November 19, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 55% of the lowest trading price of the Company's common shares for the past 15 trading days prior to notice of conversion.
Convertible Debenture, Unamortized Discount								$ 25,215
Debt Instrument, Face Amount								$ 40,000
Debt Conversion, Original Debt, Amount			$ 188			$ 188	1,335
Long-term Debt, Gross				$ 38,477		$ 38,477	31,683
Extinguishment of Debt, Amount				31,000
Loss on extinguishment of debt				5,744	$ 0
Debt Instrument, Maturity Date						May 23, 2015
Convertible Debenture Three | Accrued Interest
Debt Conversion, Original Debt, Amount			$ 19			$ 19	$ 69
Convertible Debenture Three | Common Stock
Debt Conversion, Converted Instrument, Shares Issued			91,831			91,831	127,655
Convertible Debenture Four
Proceeds from convertible debenture				$ 10,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Convertible, Terms of Conversion Feature				convertible into common shares of the Company at a conversion price equal to 50% of the lowest trading prices of the Company's common shares (i) on May 12, 2016; or (ii) for the past 25 trading days prior to notice of conversion.
Debt Conversion, Original Debt, Amount				$ 7,000			$ 39,130
Long-term Debt, Gross				3,000		$ 9,620	$ 9,620
Gain (Loss) on change in fair value of derivative liability				$ (10,249)
Debt Instrument, Maturity Date				May 17, 2017
Convertible Debenture Four | Before Terms Change
Derivative Liability, Fair Value, Gross Liability				$ 249,702
Convertible Debenture Four | After Terms Change
Derivative Liability, Fair Value, Gross Liability				$ 265,841
Convertible Debenture Four | Default Interest Rate
Debt Instrument, Interest Rate, Stated Percentage				24.00%
Convertible Debenture Four | Accrued Interest
Debt Conversion, Original Debt, Amount				$ 29
Convertible Debenture Four | Common Stock
Debt Conversion, Converted Instrument, Shares Issued				2,756,270			595,667
Convertible Debenture Five
Proceeds from convertible debenture				$ 30,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Convertible, Terms of Conversion Feature				convertible into common shares of the Company at a conversion price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company.
Convertible Debenture, Unamortized Discount				$ 33,000
Debt Instrument, Face Amount				33,000
Long-term Debt, Gross				$ 7		0
Debt Instrument, Maturity Date				May 17, 2017
Original Issue Discount Rate				10.00%
Debt Issuance Costs, Net				$ 5,000
Debt Instrument, Unamortized Discount (Premium), Net				$ 32,993		0
Convertible Debenture Five | Default Interest Rate
Debt Instrument, Interest Rate, Stated Percentage				24.00%
Convertible Debenture Six
Long-term Debt, Gross				$ 67,156		0
Debt Issuance Costs, Net				2,500
Convertible Debenture Seven
Proceeds from convertible debenture				$ 56,750
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Convertible, Terms of Conversion Feature				convertible into common shares of the Company at a conversion price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company.
Convertible Debenture, Unamortized Discount				$ 56,750
Debt Instrument, Face Amount				56,750
Long-term Debt, Gross				$ 14		0
Debt Instrument, Maturity Date				Apr. 21, 2017
Debt Issuance Costs, Net				$ 6,250
Debt Instrument, Unamortized Discount (Premium), Net				$ 56,736		$ 0
Convertible Debenture Seven | Default Interest Rate
Debt Instrument, Interest Rate, Stated Percentage				24.00%